Consolidated statements of changes in stockholders' equity - MXN ($) $ in Thousands	Total	Share Capital [Member]	Treasury Shares [Member]	Mandatory Convertible Debentures Into Shares [Member]	Accumulated Losses [Member]	Other Components of Equity [Member]	Subtotal [Member]	Non Controlling Interest [Member]	Number of Outstanding Common Shares [Member]
Balance, beginning of period at Dec. 31, 2014	$ 637,545	$ 2,216,733	$ (46,805)	$ 0	$ (2,964,378)	$ 1,363,714	$ 569,264	$ 68,281
Balance, beginning of period (in shares) at Dec. 31, 2014									102,182,841
Net income (loss) for the year	(1,018,870)	0	0	0	(1,016,620)	0	(1,016,620)	(2,250)
Other comprehensive income	813,131	0	0	0	78,002	735,802	813,804	(673)
Comprehensive income (loss) for the year	(205,739)	0	0	0	0	0	(202,816)	(2,923)
Balance, end of period at Dec. 31, 2015	431,806	2,216,733	(46,805)	0	(3,902,996)	2,099,516	366,448	65,358
Balance, end of period (in shares) at Dec. 31, 2015									102,182,841
Net income (loss) for the year	(506,564)	0	0	0	(508,044)	0	(508,044)	1,480
Other comprehensive income	314,648	0	0	0	151,056	163,592	314,648	0
Comprehensive income (loss) for the year	(191,916)	0	0	0	0	0	(193,396)	1,480
Equity portion of mandatorily convertible debentures into shares (Note 18)	724,100	0	0	724,100	0	0	724,100	0
Balance, end of period at Dec. 31, 2016	$ 963,990	2,216,733	(46,805)	724,100	(4,259,984)	2,263,108	897,152	66,838
Balance, end of period (in shares) at Dec. 31, 2016	102,182,841								102,182,841
Net income (loss) for the year	$ 1,329,579	0	0	0	1,327,590	0	1,327,590	1,989
Other comprehensive income	659,593	0	0	0	2,073,235	(1,413,642)	659,593	0
Comprehensive income (loss) for the year	1,989,172	0	0	0	0	0	(1,987,183)	1,989
Cancellation of mandatorily convertible debentures into shares (Note 18)	(724,100)	0	0	(724,100)	0	0	(724,100)	0
Balance, end of period at Dec. 31, 2017	$ 2,229,062	$ 2,216,733	$ (46,805)	$ 0	$ (859,159)	$ 849,466	$ 2,160,235	$ 68,827
Balance, end of period (in shares) at Dec. 31, 2017	102,182,841								102,182,841